Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of key assumptions used to calculate fair value of each stock option award and resulting grant date fair values
The fair value of each stock option award is estimated using the Black-Scholes option valuation model. Key assumptions used and resulting grant date fair values are shown in the following table.

	2014	2013	2012
Weighted-average assumptions:
Expected volatility	33%	35%	50%
Expected term of stock options	4.3 Years	4.4 Years	4.5 Years
Risk-free interest rate	1.3%	1.4%	0.7%
Expected dividend yield	1.6%	0.8%	0.8%
Weighted-average grant date fair value	$63.86	$53.82	$80.59

Summary of stock option activity under the plan
A summary of stock option activity during the year ended December 31, 2014 is presented below:

	Shares	Weighted- Average Exercise Price
Outstanding as of December 31, 2013	737,532	$141.76
Granted	169,225	255.87
Exercised	(188,512)	93.80
Forfeited	(81,212)	193.55
Outstanding as of December 31, 2014	637,033	179.62
Exercisable as of December 31, 2014	339,177	136.61

Summary of selected amounts pertaining to stock option exercises
Selected amounts pertaining to stock option exercises are as follows:

	2014	2013	2012
	(in millions)
Cash received from stock option exercises	$17.6	$10.3	$14.6
Actual tax benefit realized from stock option exercises	$10.2	$11.9	$36.9
Pre-tax intrinsic value of stock options exercised	$31.1	$38.6	$95.2

Summary of information about stock options outstanding and exercisable
The following table summarizes information about stock options outstanding and exercisable as of December 31, 2014:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Term (years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value(1) (in millions)	Shares	Weighted- Average Remaining Contractual Term (years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value(1) (in millions)
$ 14.83 - $ 20.00	2,800	1.1	$16.87	$0.7	2,800	1.1	$16.87	$0.7
$ 20.01 - $100.00	122,024	4.7	73.09	24.3	122,024	4.7	73.09	24.3
$100.01 - $207.95	512,209	7.6	205.89	34.1	214,353	6.1	174.34	21.1
	637,033	7.0	179.62	$59.1	339,177	5.6	136.61	$46.1
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(1)
The aggregate intrinsic value represents the total pre-tax intrinsic value, based on our closing stock price of $272.54 on December 31, 2014, which would have been received by the option holders had all option holders exercised their options as of that date.

Summary of restricted stock activity under the Plan
A summary of restricted stock activity during the year ended December 31, 2014 is presented below:

	Restricted Stock Awards		Restricted Stock Units		Performance Share Units
	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Outstanding as of December 31, 2013	74,003	$200.11	—	$—	—	$—
Granted	4,175	248.79	8,170	255.79	5,255	388.23
Restrictions lapsed (vested)	(34,571)	203.43	—	—	—	—
Forfeited	(13,136)	192.59	—	—	—	—
Outstanding as of December 31, 2014	30,471	198.79	8,170	255.79	5,255	388.23

Summary of selected amounts pertaining to restricted stock that vested
Selected amounts pertaining to restricted stock awards that vested are as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Actual tax benefit realized from restricted stock vested	$3.0	$3.4	$2.9
Fair value of restricted stock vested	$8.6	$10.0	$7.6

Summary of stock-based compensation costs and related income tax benefits
The following table summarizes stock-based compensation costs and related income tax benefits.

	Year ended December 31,
	2014	2013	2012
	(in millions)
Stock-based compensation expense(1)(2)	$16.8	$12.6	$11.1
Income tax benefit	(6.1)	(4.6)	(4.0)
Stock-based compensation expense, net of income taxes	$10.7	$8.0	$7.1
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(1)	In 2014, includes incremental compensation expense of $2.2 million related to the modification of 59,990 stock options and 16,099 RSAs.

(2)
In addition to our expense associated with the Plan and predecessor plans, TNCLP also recognizes stock-based compensation expense for phantom units provided to non-employee directors of TNGP. The expense (income) resulting from these market-based liability awards amounted to $(0.1) million, zero and $0.8 million for the years ended December 31, 2014, 2013 and 2012, respectively. Stock-based compensation expense reported in our consolidated statements of operations and consolidated statements of cash flows includes this phantom unit expense (income).